Cash Flows - Change in Non-cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ (176)	$ 127
Inventories	(502)	393
Prepaid expenses	(30)	30
Accounts payable and accrued liabilities	604	(65)
Change in non-cash working capital	(104)	485
Change in non-cash working capital, operating activities	(280)	130
Change in non-cash working capital, financing activities	3	120
Change in non-cash working capital, investing activities	$ 173	$ 235